Interest Expense - Summary of Interest Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest costs [abstract]
Interest on Bank loans	¥ 1,569	¥ 891	¥ 1,259
Other loans	17,394	19,910	19,892
Accretion expense (Note 31)	5,453	5,126	5,950
Less: Amounts capitalized	(2,008)	(2,579)	(2,773)
Interest expense	¥ 22,408	¥ 23,348	¥ 24,328